UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-10401


Trust for Professional Managers
(Exact name of registrant as specified in charter)


615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)


Rachel Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, WI 53202
(Name and address of agent for service)


Registrant's telephone number, including area code: (414) 765-5384


Date of fiscal year end: November 30


Date of reporting period: June 30, 2012










Item 1. Proxy Voting Record.

Issuer Name:  Medtronics, Inc
Ticker: MDT
Cusip:  585055106
Meeting Date:  08/25/2011
Matter Voted: Directors, ratify appointment of PWC, executive incentive comp plan, frequency of say-on pay votes.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  H&R Block, Inc.
Ticker:  HRB
Cusip:  093671105
Meeting Date:  09/14/2011
Matter Voted: Election of Directors, executive compensation, Frequency of advisory votes on exec comp, approval of amend-
ment to the 2008 deferred stock unit plan, approval of terms of Performance golas for perf shares issued, ratification of Deloitte & Touche
Proposed by:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Walgreens
Ticker: WAG
Cusip:  931422109
Meeting Date:  01/11/2012
Matter Voted: Ratify Deloitte & Touche, Directors, approval of WAG Co 2011 Incentive Plan, exec officer comp, frequency of vote on exec comp, executive equity retention policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Accenture PLC
Ticker:  ACN
Cusip:  G1151C101
Meeting Date:  02/09/2012
Matter Voted: Acceptance of  financial stmt, re-appointment
Of directors, ratification of KPMG as auditor, compensation of exec officers, frequency of shareholder votes on exec compensation, phased-in declassification of the board, 2013 sharehold mtg outside of Ireland Proposed By: Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Franklin Resources, Inc.
Ticker:  BEN
Cusip:  354613101
Meeting Date: 03/14/2012
Matter Voted:  Directors, Ratify Accting firm
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  Starbucks Corporation
Ticker:  SBUX
Cusip:  855244109
Meeting Date:  03/21/2012
Matter Voted:  Directors, Ratify Deloitte & Touche, approve
Advisory resolution of exec comp, reinstate exec mgmt bonus
Plan, board committee on sustainability
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Disney
Ticker:  DIS
Cusip:  254687106
Meeting Date:  3/13/2012
Matter Voted:  Directors, approve PWC, Stock Incentive Plan,
Advisory resolution on exec comp.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Abbott Laboratories
Ticker:  ABT
Cusip:  002824100
Meeting Date:  04/27/2012
Matter Voted:  Directors, Ratify accounting firm, say on pay,
Transparency in annual research, lobbying disclosure,
Independent board chair, tax gross-ups, equ retention &
Hedging, incentive comp, ban accelerated vesting
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  For all Proposals
For or Against Management:  For Management


Issuer Name:  AFLAC Incorporated
Ticker:  AFL
Cusip:  001055102
Meeting Date:  05/07/2012
Matter Voted: Directors, comp of exec officers, adopt 2004
Aflac Inc LTIP with no additional shares authorized, adopt
2013 Mgmt incentive plan, ratify appt of KPMG
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For Management


Issuer Name:  Bank of America
Ticker:  BAC
Cusip:  060505104
Meeting Date:  5/09/2012
Matters Voted:  Directors, say on pay exec comp, ratify
Appt of acctg firm, disclosure of gov employment, grassroots
And other lobbying, exec to retain significant stocks, Mortgage
Service operations, Prohibit political spending.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Bristol-Myers Squibb Company
Ticker:  BMK
Cusip:  110122108
Meeting Date:  5/01/2012
Matter Voted:  election of directors, exec comp, 2012 stock
Award & incentive plan, ratify KPMG, cumulative voting,
Transparency in animal research, shareholder action in written consent
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Berkshire Hathaway Inc.
Ticker:  BRKB
Cusip:  084670702
Meeting Date: 05/05/2012
Matter Voted:  Directors, succession planning
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Ebay Inc.
Ticker:  EBAY
Cusip:  278642103
Meeting Date: 04/26/2012
Matter Voted: Directors, ratify PWC LLP, comp for exec officers, Reinstate 2008 incentive award plan, employee stock purchase plan, Adopt an amendment to the current certificate of inc to declassify BOD And provide annual election of directors, provide stockholders Right to call special mtg
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Gannett Co, Inc.
Ticker:  GCI
Cusip:  364730101
Meeting Date: 05/01/2012
Matter Voted:  Directors, ratify Ernst & Young, exec comp,
Frequency of voting on exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management



Issuer Name:  Home Depot, Inc.
Ticker:  HD
Cusip:  437076102
Meeting Date: 05/17/2012
Matter Voted: Directors, ratify KPMG, exec comp, increase # of Reserved shares to employee stock purchase plan, advisory vote On political contributions, employment diversity report, removal Of procedural safeguards from shareholder written consent right, Special shareholder mtgs, charitable contributions, storm water Management policy
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Johnson & Johnson
Ticker: JNJ
Cusip:  478160104
Meeting Date:  04/26/2012
Matter Voted:  Directors, Ratify PWC, exec comp, 2012 long-term
Incentive Plan, independent board chairman, binding vote on political Contributions, adopting non-animal methods for training.
Proposed By:  Issuer
Vote Cast:  Yes
How Vote Was Cast:  As directed by management
For or Against Management:  For Management


Issuer Name:  Nordstrom, Inc.
Ticker:  JWN
Cusip:  655664100
Meeting Date: 05/09/2012
Matter Voted:  Directors, ratify accounting firm,
exec mgmt bonus plan, exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Mylan Inc.
Ticker:  MYL
Cusip:  628530107
Meeting Date: 05/04/2012
Matter Voted:  Directors, ratify Deloitte & Touche LLP, long-term
Incentive plan, exec compensation, disclosure of political
Contributions, separation of chairman & CEO positions
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Pfizer Inc.
Ticker: PFE
Cusip:  717081103
Meeting Date: 04/26/2012
Matter Voted: Directors, ratify CPA firm, executive comp, Publication of political contributions, action by written
Consent, special shareholder mtgs, advisory vote on Director pay.
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management: For management


Issuer Name:  Wells Fargo & Company
Ticker:  WFC
Cusip:  949746101
Meeting Date: 04/24/2012
Matter Voted:   directors, exec comp, ratify KPMG,
require independent chairman, cumalitive voting in
contested director elections, amend the Companys
by-laws to allow stockholders to nominate director
candidates for inclusion in the Companys proxy material,
investigation and report on internal controls for mortgage
servicing operations.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Amgen Inc.
Ticker:  AMGN
Cusip:  031162100
Meeting Date: 05/23/2012
Matter Voted: Directors, ratify Ernest & Young, exec comp, Amendment to our restated certificate of Inc to authorize Stockholder action by written consent, independent chairman
Of the board, transparency in animal use, request for disclosure Of lobbying policies and practices, CEO to serve on a maximum of one other board
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Goldman Sachs Group, Inc.
Ticker:  GS
Cusip:  381410104
Meeting Date: 05/24/2012
Matter Voted:  Directors, ratify PWC LLP, exec compensation, cumulative voting, Exec comp & long-term performance, report on lobbying expenditures
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  McDonalds Corporation
Ticker: MCD
Cusip:  580135101
Meeting Date:  05/24/2012
Matter Voted:  Directors, exec comp, omnibus stock ownership
Plan, declassification of BOD, shareholders right to call
Special mtg, approve Ernst & Young, nutrition report.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by Directors
For or Against Management:  For Management


Issuer Name:  Merck & Co, Inc.
Ticker:  MRK
Cusip:  58933Y105
Meeting Date: 05/22/2012
Matter Voted: Directors, Ratify acctg firm, exec comp, shareholder Action by written consent, special shareholder mtg, report on
Charitable & political contributions.
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


Issuer Name:  Cabelas Inc.
Ticker:  CAB
Cusip:  126804301
Meeting Date:  06/06/2012
Matter Voted:  Directors, ratify CPA firm, exec comp
Proposed By:  Board of Directors
Vote Cast:  Yes
How Vote Was Cast:  As recommended by the Directors
For or Against Management:  For Management


       SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Trust for Professional Managers


By			Joseph C. Neuberger
			President, Trust for Professional Managers


Date: August 16, 2012